5. Stockholders' Deficit (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Forward stock split ratio		2.5 for 1 forward stock split
VOTOCAST [Member]
Stock issued for license, shares	200,000
Stock issued for license, value	$ 200,000
Consultants [Member]
Stock issued for compensation, shares		1,366,500
Stock issued for compensation, value		$ 1,463,207
Consultants [Member]
Stock issued for compensation, shares		532,500
Unrecognized compensation cost		$ 644,199
BLB [Member]
Stock issued for license, shares		150,000
Allocated share based compensation		$ 249,000
Purchase of Assets [Member]
Stock issued for change of control, shares			22,500,000
Restricted Common Stock [Member]
Stock issued new, shares		912,400
Proceeds from sale of stock		$ 912,400